INTANGIBLE ASSETS - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 131	$ 123
Amortisation for the year	3	2	$ 3
Ending balance	122	131	123
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	222	260	283
Additions	1	1
Transfer to assets and liabilities held for sale			(26)
Transfers and other movements	(1)	(49)	3
Translation	(8)	10
Ending balance	214	222	260
Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(91)	(137)	(160)
Transfer to assets and liabilities held for sale			26
Amortisation for the year	3	2	3
Transfers and other movements	1	49
Translation	1	(1)
Ending balance	(92)	(91)	(137)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	126	116
Ending balance	119	126	116
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	126	116	116
Additions	0	0
Transfer to assets and liabilities held for sale			0
Transfers and other movements	0	0	0
Translation	(7)	10
Ending balance	119	126	116
Goodwill | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0	0
Transfer to assets and liabilities held for sale			0
Amortisation for the year	0	0	0
Transfers and other movements	0	0
Translation	0	0
Ending balance	0	0	0
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5	7
Ending balance	3	5	7
Other | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	96	144	167
Additions	1	1
Transfer to assets and liabilities held for sale			(26)
Transfers and other movements	(1)	(49)	3
Translation	(1)	0
Ending balance	95	96	144
Other | Accumulated amortisation and impairments
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(91)	(137)	(160)
Transfer to assets and liabilities held for sale			26
Amortisation for the year	3	2	3
Transfers and other movements	1	49
Translation	1	(1)
Ending balance	$ (92)	$ (91)	$ (137)